Cover Cover	Aug. 02, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 02, 2019
Entity Registrant Name	CRAY INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	0-26820
Entity Tax Identification Number	93-0962605
Entity Address, Address Line One	901 Fifth Avenue, Suite 1000
Entity Address, Postal Zip Code	98164
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
City Area Code	206
Local Phone Number	701-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000949158
Amendment Flag	false
No Trading Symbol Flag